SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 August 12, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               83
                                                  -----------------------

Form 13F Information Table Value Total:             82526(x 1000)
                                                  -----------------------


List of Other Included Managers:





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                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1249    15817 SH            SOLE          12517           3300
Abbott Labs                    COM              002824100      927    19808 SH            SOLE           9508          10300
Accenture PLC                  SHS CL A         G1151C101      771    19950 SH            SOLE          18950           1000
Air Prods & Chems Inc          COM              009158106      407     6275 SH            SOLE           2975           3300
American Express               COM              025816109     1010    25431 SH            SOLE          25431
Apache Corp                    COM              037411105      783     9300 SH            SOLE           4000           5300
Apple Computer Inc             COM              037833100      507     2015 SH            SOLE           2015
Auto Data Processing           COM              053015103     1070    26577 SH            SOLE          15727          10850
B O K Financial Cp New         COM NEW          05561Q201      568    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103      883    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      220    15276 SH            SOLE           8656           6620
Bard                           COM              067383109      247     3190 SH            SOLE           3190
Berkshire Hathaway             CL A             084670108     1200       10 SH            SOLE              0             10
Berkshire Hathaway             CL B             084670207      658     8255 SH            SOLE           8005            250
BHP Billiton Ltd ADR           Spons ADR        05545E209      251     4044 SH            SOLE             44           4000
Boston Scientific Corp         COM              101137107       61    10500 SH            SOLE          10500
Capital One Financial          COM              14040H105      425    10556 SH            SOLE          10556
Chevron Corp                   COM              166764100      596     8785 SH            SOLE           8785
Church & Dwight Co Inc         COM              171340102      267     4250 SH            SOLE           3200           1050
Cintas Corp                    COM              172908105      541    22566 SH            SOLE          22566
Cisco Systems Inc              COM              17275R102     1732    81290 SH            SOLE          81290
Citigroup Inc                  COM              172967101      940   249925 SH            SOLE         249925
Clorox Company                 COM              189054109      942    15150 SH            SOLE           9650           5500
Coca Cola                      COM              191216100      867    17303 SH            SOLE           9910           7393
Colgate Palmolive Co           COM              194162103      504     6400 SH            SOLE           1400           5000
Costco                         COM              22160k105     1089    19869 SH            SOLE          19569            300
Devon Energy                   COM              25179m103     1955    32086 SH            SOLE          23561           8525
Disney Walt Co                 COM              254687106      610    19355 SH            SOLE          19105            250
Eaton Corp                     COM              278058102      262     4000 SH            SOLE              0           4000
Ebay Inc                       COM              278642103      645    32877 SH            SOLE          31877           1000
Emerson Electric               COM              291011104     1880    43025 SH            SOLE          21025          22000
Exxon Mobil                    COM              30231G102     4463    78197 SH            SOLE          39126          39071
General Electric               COM              369604103     1808   125364 SH            SOLE         112895          12469
General Mills Inc              COM              370334104      315     8860 SH            SOLE            860           8000
Google Inc                     CL A             38259P508      256      575 SH            SOLE            525             50
Home Depot                     COM              437076102      916    32635 SH            SOLE          31635           1000
IBM                            COM              459200101     1306    10575 SH            SOLE           5913           4662
Illinois Tool Works            COM              452308109      290     7025 SH            SOLE           7025
Intel                          COM              458140100      338    17367 SH            SOLE          15367           2000
iShares                        MSCI EAFE IDX    464287465      622    13364 SH            SOLE          12364           1000
iShares                        MSCI Emerg Mkts  464287234      548    14680 SH            SOLE          14180            500
iShares                        Russell 1000 Gr  464287614     6239   136139 SH            SOLE         136139
iShares                        Russell 3000 Idx 464287689      394     6450 SH            SOLE           6450
iShares                        S&P 500 Idx      464287200     5632    54441 SH            SOLE          54441
Johnson & Johnson              COM              478160104     3210    54355 SH            SOLE          43255          11100
JP Morgan Chase & Co           COM              46625H100      527    14383 SH            SOLE          14383
Kinder Morgan Mgmt LLC         COM              49455U100     1597    28220 SH            SOLE          18754           9466
Lowes Companies                COM              548661107      227    11110 SH            SOLE          10110           1000
McDonalds                      COM              580135101     1200    18219 SH            SOLE           8219          10000
McGraw Hill                    COM              580645109      303    10750 SH            SOLE           9450           1300
Medcohealth Solutions          COM              58405u102      350     6351 SH            SOLE           2408           3943
Medtronic Inc                  COM              585055106      793    21857 SH            SOLE          21607            250
Merck & Co                     COM              589331107      777    22213 SH            SOLE           8113          14100
Microsoft                      COM              594918104     2513   109193 SH            SOLE          87035          22158
MV Oil Trust                   TR UNITS         553859109      964    37400 SH            SOLE           3400          34000
Northern Trust 	Corp           COM              665859104      240     5132 SH            SOLE           5132
Novartis AG                    Spons ADR        66987V109      204     4217 SH            SOLE           4217
OGE Energy Corp.               COM              670837103      373    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      552    23280 SH            SOLE          21780           1500
Paychex Inc                    COM              704326107      440    16935 SH            SOLE          16935
Pepsico Inc                    COM              713448108     1163    19074 SH            SOLE          14074           5000
Pfizer                         COM              717081103     1067    74806 SH            SOLE          57930          16876
Pinnacle West Capital Cp       COM              723484101      289     7952 SH            SOLE           7952
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      291    13500 SH            SOLE          13500
Procter & Gamble               COM              742718109     2897    48295 SH            SOLE          30695          17600
Royal Dutch Shell PLC          SPONS ADR A      780259206      271     5400 SH            SOLE           5400
Sigma Aldrich Corp             COM              826552101      581    11651 SH            SOLE           6651           5000
Sirius XM Radio                COM              82967N108        9    10000 SH            SOLE          10000
SPDR S&P 500 ETF               UNIT SER 1 S&P   78462F103      292     2830 SH            SOLE           2830
State Street Corp              COM              857477103      301     8908 SH            SOLE           7308           1600
Stryker                        COM              863667101      531    10605 SH            SOLE           5405           5200
Sysco                          COM              871829107     1535    53712 SH            SOLE          51012           2700
T. Rowe Price Group Inc        COM              74144t108      431     9700 SH            SOLE           7700           2000
Target                         COM              87612E106      809    16460 SH            SOLE          13860           2600
Techne Corp Common             COM              878377100      230     4000 SH            SOLE              0           4000
United Parcel Service          COM              911312106     1084    19049 SH            SOLE          17749           1300
US Bancorp                     COM              902973304     1638    73276 SH            SOLE          65660           7616
Vanguard Intl Equity Index     EMR MKT ETF      922042858     3507    92306 SH            SOLE          91006           1300
Wal Mart Stores Inc            COM              931142103     1450    30166 SH            SOLE          24453           5713
Waters Corp                    COM              941848103      377     5824 SH            SOLE           5824
Wellpoint Inc                  COM              94973V107      610    12462 SH            SOLE          12462
Western Union                  COM              959802109     1295    86884 SH            SOLE          79884           7000
Windstream Corp                COM              97381W104      413    39111 SH            SOLE          24010          15101

REPORT SUMMARY                                      TOTAL   $ 82526(x 1000)



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